Revenue Recognition	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 4: Revenue Recognition
Disaggregated Revenues
The Company’s primary business involves the ownership of utilities that provide water and wastewater services to residential, commercial, industrial, public authority, fire service and sale for resale customers, collectively presented as the “Regulated Businesses.” The Company also operates other businesses that provide water and wastewater services to the U.S. government on military installations, as well as municipalities, collectively presented throughout this Form
10-Q
within “Other.”
Presented in the table below are operating revenues disaggregated for the three months ended March 31, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$593	$—	$593
Commercial	229	—	229
Fire service	48	—	48
Industrial	48	—	48
Public and other	70	—	70

Total water services	988	—	988
Wastewater services:
Residential	74	—	74
Commercial	22	—	22
Industrial	2	—	2
Public and other	9	—	9

Total wastewater services	107	—	107
Miscellaneous utility charges	12	—	12
Alternative revenue programs	—	2	2
Lease contract revenue	—	2	2

Total Regulated Businesses	1,107	4	1,111

Other	96	—	96

Total operating revenues	$1,203	$4	$1,207

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the three months ended March 31, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$560	$—	$560
Commercial	212	—	212
Fire service	45	—	45
Industrial	45	—	45
Public and other	67	—	67

Total water services	929	—	929
Wastewater services:
Residential	68	—	68
Commercial	18	—	18
Industrial	5	—	5
Public and other	10	—	10

Total wastewater services	101	—	101
Miscellaneous utility charges	11	—	11
Alternative revenue programs	—	6	6
Lease contract revenue	—	2	2

Total Regulated Businesses	1,041	8	1,049

Other	93	—	93

Total operating revenues	$1,134	$8	$1,142

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.
Contract Balances
Contract assets and contract liabilities are the result of timing differences between revenue recognition, billings, and cash collections. In the Company’s Military Services Group (“MSG”), certain contracts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Contract assets are recorded when billing occurs subsequent to revenue recognition and are reclassified to accounts receivable when billed and the right to consideration becomes unconditional. Contract liabilities are recorded when the Company receives advances from customers prior to satisfying contractual performance obligations, particularly for construction contracts, and are recognized as revenue when the associated performance obligations are satisfied.
Contract assets of $190 million and $171 million are included in Unbilled revenues on the Consolidated Balance Sheets as of March 31, 2026, and December 31, 2025, respectively. Also, no contract assets are included in other long-term assets on the Consolidated Balance Sheets as of March 31, 2026, and contract assets of $5 million are included in other long-term assets on the Consolidated Balance Sheets as of December 31, 2025. Contract liabilities of $26 million and $19 million are included in other current liabilities on the Consolidated Balance Sheets as of March 31, 2026, and December 31, 2025, respectively. Also, contract liabilities of $13 million and $19 million are included in other long-term liabilities on the Consolidated Balance Sheets as of March 31, 2026, and December 31, 2025, respectively. Revenues recognized for the three months ended March 31, 2026 and 2025, from amounts included in contract liabilities were $20 million and $22 million, respectively.

Remaining Performance Obligations
Remaining performance obligations (“RPOs”) represent revenues the Company expects to recognize in the future from contracts that are in progress. The Company enters into agreements for the provision of services to water and wastewater facilities for the U.S. military, municipalities and other customers. As of March 31, 2026, the Company’s operation and maintenance (“O&M”) and capital improvement contracts have RPOs. Contracts with the U.S. government for work on various military installations expire between 2051 and 2073 and have RPOs of $7.4 billion as of March 31, 2026, as measured by estimated remaining contract revenue. Such contracts are subject to customary termination provisions held by the U.S. government, prior to the agreed-upon contract expiration. Contracts with municipalities and commercial customers expire between 2031 and 2038 and have RPOs of $496 million as of March 31, 2026, as measured by estimated remaining contract revenue.